                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley European Growth Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders.
Morgan Stanley European Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003

Dear Shareholder:
The six-month period ended April 30, 2003, was a mixed one for European equities. After a recovery at the beginning of the period, many equity markets reached new lows as geopolitical developments and weakening macroeconomic trends dominated investors' agendas. On the various domestic fronts, Germany, the European Union's largest economy, faced recession. Other leading economies such as France and Italy slowed significantly. To add to the gloom, there was growing mistrust of CEO compensation levels and concerns about accounting irregularities. Nonetheless, U.S. dollar returns were positive on the back of a recovery in the value of the euro. In this challenging environment, previously beaten down sectors such as telecommunications services and information technology performed much better than defensive ones. Investors rewarded the new-found focus on balance-sheet rebuilding and debt reduction. With improving cash flow generation, these cyclical sectors were expected to benefit from a moderate upturn in demand for their products and services.

Performance and Portfolio Strategy
For the six-month period ended April 30, 2003, Morgan Stanley European Growth Fund's Class A, B, C and D shares returned 0.61 percent, 0.36 percent,
0.27 percent and 0.85 percent, respectively. During the same period, the Morgan Stanley Capital International (MSCI) Europe Index(1) returned 4.17 percent, the MSCI World Index(2) returned 3.62 percent and the Lipper European Region Fund Index(3) returned 3.17 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE TOTAL RETURN FIGURES GIVEN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER.

Stock selection in the industrial, consumer staple, consumer discretionary, health-care and financial sectors was the primary reason for the Fund's underperformance. The Fund benefited from overweighted positions

----------------
(1) The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of a diverse range of global stock markets within Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and one cannot invest directly in an index.

(2) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and one cannot invest directly in an index.

(3) The Lipper European Region Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper European Region Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and one cannot invest directly in an index. There are currently 30 funds represented in this Index.

Morgan Stanley European Growth Fund Inc.
LETTER TO THE SHAREHOLDERS / / APRIL 30, 2003 CONTINUED

in telecommunications services and information technology. Another positive was strong stock selection per se in telecommunications services.

We have continued to add to the Fund's weighting in health-care stocks. Negative sentiment on new drug development and the threat of generics has driven the prices of a number of what we consider strong pharmaceutical franchises down, creating an opportunity to increase exposure to long-term-growth stocks at attractive valuations. The dramatic declines in many economically sensitive sectors such as telecommunications services, information technology and consumer discretionary issues gave rise to opportunities to add stocks in those areas at very attractive prices.

We appreciate your ongoing support of Morgan Stanley European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley European Growth Fund Inc.
FUND PERFORMANCE / / APRIL 30, 2003

                                  Average Annual Total Returns -- Period Ended April 30, 2003
 ------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                                Class B Shares**
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                (17.46)%(1)         (21.80)%(2)        1 Year                      (18.00)%(1)         (22.10)%(2)
 5 Years                (3.56)%(1)          (4.59)%(2)        5 Years                      (4.28)%(1)          (4.53)%(2)
 Since Inception
  (07/28/97)              0.67%(1)          (0.27)%(2)        10 Years                       9.02%(1)            9.02%(2)

                       Class C Shares+                                                Class D Shares++
 -----------------------------------------------------------  -----------------------------------------------------------------
 1 Year                (18.09)%(1)         (18.91)%(2)        1 Year                      (17.15)%(1)
 5 Years                (4.28)%(1)          (4.28)%(2)        5 Years                      (3.33)%(1)
 Since Inception
  (07/28/97)            (0.08)%(1)          (0.08)%(2)        Since Inception (07/28/97)     1.10%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Common Stocks (96.2%)
            Finland (4.9%)
            TELECOMMUNICATION EQUIPMENT
 2,432,273  Nokia Oyj...............................  $ 41,198,492
                                                      ------------
            France (14.3%)
            HOUSEHOLD/PERSONAL CARE
    96,313  L'Oreal S.A.............................     6,892,453
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
   370,077  Cap Gemini S.A.*........................    11,528,018
                                                      ------------
            MAJOR BANKS
   329,933  BNP Paribas S.A.........................    15,504,752
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   391,813  France Telecom S.A......................     9,061,894
   162,450  France Telecom S.A. (New)*..............     3,740,826
                                                      ------------
                                                        12,802,720
                                                      ------------
            OIL REFINING/MARKETING
   248,996  Total Fina Elf S.A......................    32,688,880
                                                      ------------
            PHARMACEUTICALS: MAJOR
   609,679  Aventis S.A.............................    31,001,155
   178,520  Sanofi-Synthelabo S.A...................    10,661,158
                                                      ------------
                                                        41,662,313
                                                      ------------
            Total France............................   121,079,136
                                                      ------------
            Germany (4.3%)
            INDUSTRIAL CONGLOMERATES
   333,768  Siemens AG..............................    16,658,291
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   894,634  Deutsche Telekom AG (Registered
             Shares)................................    11,974,903
                                                      ------------
            MOTOR VEHICLES
   112,917  Volkswagen AG...........................     3,974,108
                                                      ------------
            PHARMACEUTICALS: MAJOR
    98,051  Schering AG.............................     4,376,618
                                                      ------------
            Total Germany...........................    36,983,920
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Italy (3.2%)
            BROADCASTING
   814,326  Mediaset SpA............................  $  6,969,424
                                                      ------------
            INTEGRATED OIL
   724,005  ENI SpA.................................    10,330,046
                                                      ------------
            MAJOR BANKS
 2,221,974  Unicredito Italiano SpA.................     9,731,837
                                                      ------------
            Total Italy.............................    27,031,307
                                                      ------------
            Netherlands (11.0%)
            APPAREL/FOOTWEAR
    57,388  Gucci Group NV..........................     5,527,111
                                                      ------------
            BEVERAGES: ALCOHOLIC
   166,554  Heineken NV.............................     6,191,240
                                                      ------------
            FINANCIAL CONGLOMERATES
   846,599  ING Groep NV (Share Certificates).......    13,762,919
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   931,702  Koninklijke (Royal) Philips Electronics
             NV.....................................    17,353,314
                                                      ------------
            INDUSTRIAL SPECIALTIES
   302,279  Akzo Nobel NV...........................     6,727,708
                                                      ------------
            INTEGRATED OIL
   897,579  Royal Dutch Petroleum Co................    36,755,003
                                                      ------------
            MAJOR TELECOMMUNICATIONS
 1,109,445  Koninklijke (Royal) KPN NV*.............     7,387,914
                                                      ------------
            Total Netherlands.......................    93,705,209
                                                      ------------
            Portugal (0.8%)
            MAJOR TELECOMMUNICATIONS
   905,093  Portugal Telecom, S.A. (Registered
             Shares)................................     6,482,179
                                                      ------------
            Spain (2.2%)
            MAJOR TELECOMMUNICATIONS
 1,637,327  Telefonica S.A.*........................    18,129,210

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

 1,869,673  Telefonica S.A. (Bonus Rights)*.........  $    414,037
                                                      ------------
            Total Spain.............................    18,543,247
                                                      ------------
            Sweden (2.1%)
            INDUSTRIAL MACHINERY
   773,586  Assa Abloy AB (B Shares)................     7,389,682
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
   891,773  Securitas AB (B Shares).................    10,484,509
                                                      ------------
            Total Sweden............................    17,874,191
                                                      ------------
            Switzerland (17.6%)
            CHEMICALS: AGRICULTURAL
   196,011  Syngenta AG*............................    10,123,041
                                                      ------------
            FINANCIAL CONGLOMERATES
   522,587  UBS AG (Registered Shares)..............    24,810,737
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
   180,450  Nestle S.A. (Registered Shares).........    36,811,587
                                                      ------------
            MAJOR BANKS
   416,558  Credit Suisse Group*....................     9,957,562
                                                      ------------
            MAJOR TELECOMMUNICATIONS
    14,435  Swisscom AG (Registered Shares).........     4,467,672
                                                      ------------
            MISCELLANEOUS MANUFACTURING
    23,232  Kaba Holding AG - Reg B.................     3,299,513
                                                      ------------
            PERSONNEL SERVICES
   329,311  Adecco SA...............................    12,634,036
                                                      ------------
            PHARMACEUTICALS: MAJOR
 1,205,076  Novartis AG (Registered Shares).........    47,566,450
                                                      ------------
            Total Switzerland.......................   149,670,598
                                                      ------------
            United Kingdom (35.8%)
            ADVERTISING/MARKETING SERVICES
 1,837,714  WPP Group PLC...........................    13,077,964
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            BEVERAGES: ALCOHOLIC
 2,357,465  Allied Domecq PLC.......................  $ 13,225,456
   912,612  Diageo PLC..............................    10,122,877
                                                      ------------
                                                        23,348,333
                                                      ------------
            CHEMICALS: SPECIALTY
   353,337  BOC Group PLC...........................     4,455,787
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
 5,522,318  Invensys PLC............................     1,301,882
                                                      ------------
            ELECTRONICS/APPLIANCE STORES
 2,428,427  HMV Group PLC...........................     4,541,185
                                                      ------------
            FOOD DISTRIBUTORS
 2,275,964  Compass Group PLC.......................    10,476,499
                                                      ------------
            FOOD: SPECIALTY/CANDY
 1,204,539  Cadbury Schweppes PLC...................     6,709,373
                                                      ------------
            INTEGRATED OIL
 2,113,462  Shell Transport & Trading Co. PLC.......    12,658,854
                                                      ------------
            INVESTMENT MANAGERS
 1,521,537  Amvescap PLC............................     8,268,367
                                                      ------------
            LIFE/HEALTH INSURANCE
   705,600  Prudential PLC..........................     4,319,323
                                                      ------------
            MAJOR BANKS
 3,105,251  Barclays PLC............................    21,453,098
 3,108,011  HSBC Holdings PLC.......................    34,052,445
                                                      ------------
                                                        55,505,543
                                                      ------------
            MISCELLANEOUS COMMERCIAL SERVICES
 6,871,645  Hays PLC................................     9,170,763
 2,218,022  Rentokil Initial PLC....................     6,629,271
                                                      ------------
                                                        15,800,034
                                                      ------------
            PHARMACEUTICALS: MAJOR
   502,678  AstraZeneca PLC.........................    19,724,213
 2,600,398  GlaxoSmithKline PLC.....................    52,118,950
                                                      ------------
                                                        71,843,163
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
PORTFOLIO OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            PUBLISHING: BOOKS/ MAGAZINES
 1,683,308  Reed Elsevier PLC.......................  $ 13,425,252
                                                      ------------
            TOBACCO
 1,214,809  British American Tobacco PLC............    11,649,775
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
23,621,097  Vodafone Group PLC......................    46,625,695
                                                      ------------
            Total United Kingdom....................   304,007,029
                                                      ------------
            Total Common Stocks
             (COST $779,633,425)....................   816,575,308
                                                      ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                VALUE

------------------------------------------------------------------

            Short-Term Investment (2.9%)
            Repurchase Agreement
$   24,598  Joint repurchase agreement account 1.34%
            due 05/01/03 (dated 04/30/03; proceeds
            $24,598,916)(a) (Cost $24,598,000)......  $ 24,598,000
                                                      ------------

  Total Investments
   (COST $804,231,425) (b)................    99.1%  841,173,308
  Other Assets in Excess of Liabilities...     0.9     8,039,710
                                            ------  ------------
  Net Assets..............................   100.0% $849,213,018
                                            ======  ============

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $94,708,754 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $57,766,871, RESULTING IN NET UNREALIZED APPRECIATION OF $36,941,883.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
SUMMARY OF INVESTMENTS / / APRIL 30, 2003 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $ 13,077,964       1.5%
Apparel/Footwear........................     5,527,111       0.6
Beverages: Alcoholic....................    29,539,573       3.5
Broadcasting............................     6,969,424       0.8
Chemicals: Agricultural.................    10,123,041       1.2
Chemicals: Specialty....................     4,455,787       0.5
Electronic Equipment/ Instruments.......     1,301,882       0.2
Electronics/Appliance Stores............     4,541,185       0.5
Financial Conglomerates.................    38,573,656       4.5
Food Distributors.......................    10,476,499       1.2
Food: Major Diversified.................    36,811,587       4.3
Food: Specialty/Candy...................     6,709,373       0.8
Household/Personal Care.................     6,892,453       0.8
Industrial Conglomerates................    34,011,605       4.0
Industrial Machinery....................     7,389,682       0.9
Industrial Specialties..................     6,727,708       0.8
Information Technology Services.........    11,528,018       1.4
Integrated Oil..........................    59,743,903       7.0
Investment Managers.....................     8,268,367       1.0
Life/Health Insurance...................     4,319,323       0.5
Major Banks.............................    90,699,694      10.7
Major Telecommunications................    61,658,636       7.3

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Miscellaneous Commercial Services.......  $ 26,284,543       3.1%
Miscellaneous Manufacturing.............     3,299,513       0.4
Motor Vehicles..........................     3,974,108       0.5
Oil Refining/Marketing..................    32,688,880       3.8
Personnel Services......................    12,634,036       1.5
Pharmaceuticals: Major..................   165,448,543      19.5
Publishing: Books/Magazines.............    13,425,252       1.6
Repurchase Agreement....................    24,598,000       2.9
Telecommunication Equipment.............    41,198,492       4.9
Tobacco.................................    11,649,775       1.4
Wireless Telecommunications.............    46,625,695       5.5
                                          ------------   -------
                                          $841,173,308      99.1%
                                          ============   =======

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $816,161,271      96.1%
Rights..................................       414,037       0.1
Short-Term Investments..................    24,598,000       2.9
                                          ------------   -------
                                          $841,173,308      99.1%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $804,231,425)....................................  $ 841,173,308
Receivable for:
  Investments sold................................      8,586,115
  Foreign withholding taxes reclaimed.............      5,040,948
  Dividends.......................................      3,691,585
  Capital stock sold..............................        209,655
Prepaid expenses and other assets.................         96,160
                                                    -------------
    Total Assets..................................    858,797,771
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................      5,217,703
  Capital stock redeemed..........................      2,917,412
  Investment management fee.......................        622,255
  Distribution fee................................        622,122
Accrued expenses and other payables...............        205,261
                                                    -------------
    Total Liabilities.............................      9,584,753
                                                    -------------
    Net Assets....................................  $ 849,213,018
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,178,340,427
Net unrealized appreciation.......................     37,709,907
Accumulated undistributed net investment income...      1,492,825
Accumulated net realized loss.....................   (368,330,141)
                                                    -------------
    Net Assets....................................  $ 849,213,018
                                                    =============
Class A Shares:
Net Assets........................................    $25,688,742
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      2,217,736
    Net Asset Value Per Share.....................  $       11.58
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       12.22
                                                    =============
Class B Shares:
Net Assets........................................   $762,646,549
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................     68,365,149
    Net Asset Value Per Share.....................  $       11.16
                                                    =============
Class C Shares:
Net Assets........................................    $18,203,492
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      1,633,681
    Net Asset Value Per Share.....................  $       11.14
                                                    =============
Class D Shares:
Net Assets........................................    $42,674,235
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      3,578,623
    Net Asset Value Per Share.....................  $       11.92
                                                    =============

Statement of Operations
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $1,628,474 foreign withholding
 tax).............................................  $ 10,687,727
Interest..........................................       129,161
                                                    ------------
    Total Income..................................    10,816,888
                                                    ------------
Expenses
Investment management fee.........................     4,008,790
Distribution fee (Class A shares).................        19,498
Distribution fee (Class B shares).................     3,916,593
Distribution fee (Class C shares).................        93,497
Transfer agent fees and expenses..................       916,933
Custodian fees....................................       166,779
Shareholder reports and notices...................        63,214
Professional fees.................................        32,539
Registration fees.................................        26,801
Directors' fees and expenses......................        10,498
Other.............................................        11,427
                                                    ------------
    Total Expenses................................     9,266,569
                                                    ------------
    Net Investment Income.........................     1,550,319
                                                    ------------

Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
  Investments.....................................   (66,927,952)
  Foreign exchange transactions...................      (225,653)
                                                    ------------
    Net Realized Loss.............................   (67,153,605)
                                                    ------------
Net Change in Unrealized Appreciation/
 Depreciation on:
  Investments.....................................    65,411,650
  Translation of other assets and liabilities
   denominated in foreign currencies..............       470,639
                                                    ------------
    Net Appreciation..............................    65,882,289
                                                    ------------
    Net Loss......................................    (1,271,316)
                                                    ------------
Net Increase......................................  $    279,003
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED        ENDED
                                          APRIL 30, 2003  OCTOBER 31, 2002
                                          --------------  ----------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)............  $    1,550,319   $   (3,884,292)
Net realized loss.......................     (67,153,605)    (105,304,885)
Net change in unrealized appreciation
 (depreciation).........................      65,882,289      (35,632,902)
                                          --------------   --------------

    Net Increase (Decrease).............         279,003     (144,822,079)
                                          --------------   --------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................        --               (384,980)
Class B shares..........................        --             (8,390,397)
Class C shares..........................        --               (190,827)
Class D shares..........................        --               (949,255)
                                          --------------   --------------

    Total Dividends.....................        --             (9,915,459)
                                          --------------   --------------

Net decrease from capital stock
 transactions...........................     (99,885,072)    (333,059,661)
                                          --------------   --------------

    Net Decrease........................     (99,606,069)    (487,797,199)

Net Assets:
Beginning of period.....................     948,819,087    1,436,616,286
                                          --------------   --------------

END OF PERIOD
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $1,492,825 AND
 AN ACCUMULATED NET INVESTMENT LOSS OF
 $57,494, RESPECTIVELY).................  $  849,213,018   $  948,819,087
                                          ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.85% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.825% to the portion of daily net assets in excess of $3 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $748,823 at April 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $25,516, $399,475 and $1,623, respectively and received $4,525 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $247,748,694 and $362,802,750, respectively.

At April 30, 2003, Morgan Stanley Fund of Funds - International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 3,035,392 Class D shares of capital stock of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent. At April 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $5,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $3,530. At April 30, 2003, the Fund had an accrued pension liability of $58,380 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At October 31, 2002, the Fund had a net capital loss carryover of approximately $264,830,000 of which $162,064,000 will be available through October 31, 2009 and $102,766,000 will be available through October 31, 2010 to offset future capital gains to the extent provided by regulations.

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley European Growth Fund Inc.
NOTES TO FINANCIAL STATEMENTS / / APRIL 30, 2003 (UNAUDITED) CONTINUED

At April 30, 2003, there were no outstanding forward contracts.

At April 30, 2003, investments in securities of issuers in the United Kingdom represented 35.8% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

7. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                   ENDED
                                      APRIL 30, 2003             OCTOBER 31, 2002
                                --------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................    9,632,676  $ 105,148,393    9,833,843  $ 121,583,658
Reinvestment of dividends.....      --            --             25,008        345,855
Redeemed......................   (9,004,562)   (99,191,374)  (9,961,813)  (125,116,664)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................      628,114      5,957,019     (102,962)    (3,187,151)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    1,837,520     19,686,185    7,792,547     98,323,416
Reinvestment of dividends.....      --            --            568,379      7,650,380
Redeemed......................  (11,706,844)  (125,103,828) (33,838,980)  (426,664,386)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......   (9,869,324)  (105,417,643) (25,478,054)  (320,690,590)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      469,179      4,962,721    2,512,493     31,290,984
Reinvestment of dividends.....      --            --             13,268        178,189
Redeemed......................     (715,547)    (7,643,608)  (2,907,554)   (36,516,640)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......     (246,368)    (2,680,887)    (381,793)    (5,047,467)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    4,366,337     49,380,879    4,390,707     52,522,878
Reinvestment of dividends.....      --            --              7,170        101,747
Redeemed......................   (4,145,448)   (47,124,440)  (4,647,865)   (56,759,078)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class D......................      220,889      2,256,439     (249,988)    (4,134,453)
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........   (9,266,689) $ (99,885,072) (26,212,797) $(333,059,661)
                                ===========  =============  ===========  =============

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                             FOR THE SIX                               FOR THE YEAR ENDED OCTOBER 31
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class A Shares

Selected Per Share Data:
Net asset value,
  beginning of period....       $11.51           $13.35           $20.17           $20.70           $19.45           $18.46
                                ------           ------           ------           ------           ------           ------

Income (loss) from
  investment operations:
  Net investment
    income++.............         0.08             0.06             0.07             0.05             0.10             0.08
  Net realized and
    unrealized gain
    (loss)...............        (0.01)           (1.67)           (3.71)            2.34             3.03             2.70
                                ------           ------           ------           ------           ------           ------
Total income (loss) from
  investment
  operations.............         0.07            (1.61)           (3.64)            2.39             3.13             2.78
                                ------           ------           ------           ------           ------           ------

Less dividends and
  distributions from:
  Net investment
    income...............       -                 (0.23)          -                -                -                 (0.22)
  Net realized gain......       -                -                 (3.18)           (2.92)           (1.88)           (1.57)
                                ------           ------           ------           ------           ------           ------
Total dividends and
  distributions..........       -                 (0.23)           (3.18)           (2.92)           (1.88)           (1.79)
                                ------           ------           ------           ------           ------           ------

Net asset value, end of
  period.................       $11.58           $11.51           $13.35           $20.17           $20.70           $19.45
                                ======           ======           ======           ======           ======           ======

Total Return+............         0.61%((1))      (12.41)%        (21.07)%          10.92%           16.75%           16.50%

Ratios to Average Net
  Assets((3)):
Expenses.................         1.41%((2))        1.38 %          1.27 %           1.29%            1.36%            1.44%
Net investment income....         1.10%((2))        0.41 %          0.43 %           0.23%            0.44%            0.40%

Supplemental Data:
Net assets, end of
  period, in thousands...      $25,689          $18,294          $22,604          $53,012          $26,600          $14,133
Portfolio turnover
  rate...................           29%((1))          51 %            86 %             71%              56%              50%

---------------------

  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                               FOR THE YEAR ENDED OCTOBER 31
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class B Shares

Selected Per Share Data:
Net asset value,
  beginning of period....      $11.12           $12.88           $19.70           $20.41           $19.34           $18.43
                               ------           ------           ------           ------           ------           ------

Income (loss) from
  investment operations:
  Net investment income
    (loss)++.............        0.02            (0.05)           (0.06)           (0.11)           (0.07)           (0.05)
  Net realized and
    unrealized gain
    (loss)...............        0.02            (1.62)           (3.58)            2.32             3.02             2.69
                               ------           ------           ------           ------           ------           ------
Total income (loss) from
  investment
  operations.............        0.04            (1.67)           (3.64)            2.21             2.95             2.64
                               ------           ------           ------           ------           ------           ------

Less dividends and
  distributions from:
  Net investment
    income...............      -                 (0.09)          -                -                -                 (0.16)
  Net realized gain......      -                -                 (3.18)           (2.92)           (1.88)           (1.57)
                               ------           ------           ------           ------           ------           ------
Total dividends and
  distributions..........      -                 (0.09)           (3.18)           (2.92)           (1.88)           (1.73)
                               ------           ------           ------           ------           ------           ------

Net asset value, end of
  period.................      $11.16           $11.12           $12.88           $19.70           $20.41           $19.34
                               ======           ======           ======           ======           ======           ======

Total Return+............        0.36%((1))     (13.11)%         (21.68)%          10.05 %          15.84 %          15.67 %

Ratios to Average Net
  Assets((3)):
Expenses.................        2.21%((2))       2.15 %           2.10 %           2.05 %           2.13 %           2.10 %
Net investment income
  (loss).................        0.30%((2))      (0.36)%          (0.40)%          (0.53)%          (0.33)%          (0.26)%

Supplemental Data:
Net assets, end of
  period, in millions....        $763             $870           $1,335           $2,206           $2,090           $2,059
Portfolio turnover
  rate...................          29%((1))         51 %             86 %             71 %             56 %             50 %

---------------------

  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                               FOR THE YEAR ENDED OCTOBER 31
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class C Shares

Selected Per Share Data:
Net asset value,
  beginning of period....       $11.11           $12.85           $19.67           $20.38           $19.31           $18.43
                                ------           ------           ------           ------           ------           ------

Income (loss) from
  investment operations:
  Net investment income
    (loss)++.............         0.02            (0.04)           (0.06)           (0.11)           (0.05)           (0.08)
  Net realized and
    unrealized gain
    (loss)...............         0.01            (1.61)           (3.58)            2.32             3.00             2.71
                                ------           ------           ------           ------           ------           ------
Total income (loss) from
  investment
  operations.............         0.03            (1.65)           (3.64)            2.21             2.95             2.63
                                ------           ------           ------           ------           ------           ------

Less dividends and
  distributions from:
  Net investment
    income...............       -                 (0.09)          -                -                -                 (0.18)
  Net realized gain......       -                -                 (3.18)           (2.92)           (1.88)           (1.57)
                                ------           ------           ------           ------           ------           ------
Total dividends and
  distributions..........       -                 (0.09)           (3.18)           (2.92)           (1.88)           (1.75)
                                ------           ------           ------           ------           ------           ------

Net asset value, end of
  period.................       $11.14           $11.11           $12.85           $19.67           $20.38           $19.31
                                ======           ======           ======           ======           ======           ======

Total Return+............         0.27%((1))      (12.98)%        (21.76)%          10.11 %          15.87 %          15.57 %

Ratios to Average Net
  Assets((3)):
Expenses.................         2.21%((2))        2.08 %          2.10 %           2.05 %           2.13 %           2.19 %
Net investment income
  (loss).................         0.30%((2))       (0.29)%         (0.40)%          (0.53)%          (0.33)%          (0.35)%

Supplemental Data:
Net assets, end of
  period, in thousands...      $18,203          $20,881          $29,075          $46,886          $31,211          $22,159
Portfolio turnover
  rate...................           29%((1))          51 %            86 %             71 %             56 %             50 %

---------------------

  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
   + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley European Growth Fund Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                             FOR THE SIX                               FOR THE YEAR ENDED OCTOBER 31
                            MONTHS ENDED    -----------------------------------------------------------------------------------
                           APRIL 30, 2003        2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                             (UNAUDITED)
Class D Shares

Selected Per Share Data:
Net asset value,
  beginning of period....       $11.83           $13.73           $20.61           $21.05          $19.72           $18.47
                                ------           ------           ------           ------          ------           ------

Income (loss) from
  investment operations:
  Net investment
    income++.............         0.08             0.09             0.10             0.12            0.13             0.16
  Net realized and
    unrealized gain
    (loss)...............         0.01            (1.72)           (3.80)            2.36            3.08             2.89
                                ------           ------           ------           ------          ------           ------
Total income (loss) from
  investment operations..         0.09            (1.63)           (3.70)            2.48            3.21             3.05
                                ------           ------           ------           ------          ------           ------

Less dividends and
  distributions from:
  Net investment
    income...............       -                 (0.27)          -                -               -                 (0.23)
  Net realized gain......       -                -                 (3.18)           (2.92)          (1.88)           (1.57)
                                ------           ------           ------           ------          ------           ------
Total dividends and
  distributions..........       -                 (0.27)           (3.18)           (2.92)          (1.88)           (1.80)
                                ------           ------           ------           ------          ------           ------

Net asset value, end of
  period.................       $11.92           $11.83           $13.73           $20.61          $21.05           $19.72
                                ======           ======           ======           ======          ======           ======

Total Return+............         0.85%((1))      (12.20)%        (20.95)%          11.19%          16.93%           18.12%

Ratios to Average Net
  Assets((3)):
Expenses.................         1.21%((2))        1.15 %          1.10 %           1.05%           1.13%            1.19%
Net investment income....         1.30%((2))        0.64 %          0.60 %           0.47%           0.67%            0.65%

Supplemental Data:
Net assets, end of
  period, in thousands...      $42,674          $39,716          $49,539          $54,016          $5,657           $2,575
Portfolio turnover
  rate...................           29%((1))          51 %            86 %             71%             56%              50%

---------------------

  ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
   + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[GRAPHIC]

Morgan Stanley
European Growth Fund

Semiannual Report
April 30, 2003

37908RPT-11187F03-AP-6/03

Item 9 - Controls and Procedures

     The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Growth Fund Inc.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003